REVENUE - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 14,500	$ 16,100
Maximum | Not Later Than Five Years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	2,000	1,900
Maximum | Later Than Five Years Not Later Than Twenty Two Years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	1,100	1,300
Minimum | Not Later Than Five Years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	1,300	1,500
Minimum | Later Than Five Years Not Later Than Twenty Two Years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 7	$ 7